Note 16 - Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
			Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well
	Actual		with Basel III Capital Conservation Buffer		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2019
Total capital to risk weighted assets:
Consolidated	$360,645	15.0%	$253,215	10.5%	$241,157	10.0%
Wilson Bank	359,576	14.9	252,675	10.5	240,643	10.0
Tier 1 capital to risk weighted assets:
Consolidated	331,485	13.7	204,984	8.5	144,694	6.0
Wilson Bank	330,416	13.7	204,547	8.5	192,515	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	331,485	13.7	168,810	7.0	N/A	N/A
Wilson Bank	330,416	13.7	168,451	7.0	156,418	6.5
Tier 1 capital to average assets:
Consolidated	331,485	12.4	106,565	4.0	N/A	N/A
Wilson Bank	330,416	11.9	110,764	4.0	138,454	5.0
			Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well
	Actual		with Basel III Capital Conservation Buffer		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2018
Total capital to risk weighted assets:
Consolidated	$326,099	14.1%	$227,974	9.875%	$230,860	10.0%
Wilson Bank	323,852	14.0	227,915	9.875	230,800	10.0
Tier 1 capital to risk weighted assets:
Consolidated	298,566	12.9	181,802	7.875	138,516	6.0
Wilson Bank	296,319	12.8	181,756	7.875	184,641	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	298,566	12.9	147,173	6.375	N/A	N/A
Wilson Bank	296,319	12.8	147,136	6.375	150,021	6.5
Tier 1 capital to average assets:
Consolidated	298,566	12.3	97,022	4.0	N/A	N/A
Wilson Bank	296,319	11.9	99,373	4.0	124,217	5.0
	2016	2017	2018	2019
Common Equity Tier 1 Ratio	5.125%	5.75%	6.375%	7.0%
Tier 1 Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%